Other assets and other liabilities	12 Months Ended
Dec. 31, 2019
Other assets and other liabilities
21 Other assets and other liabilities
end of	2019	2018
Other assets (CHF million)
Cash collateral on derivative instruments	4,570	7,057
Cash collateral on non-derivative transactions	428	465
Derivative instruments used for hedging	183	33
Assets held-for-sale	8,971	6,744
of which loans [1]	8,886	6,630
of which real estate [2]	38	54
of which long-lived assets	47	60
Premises, equipment and right-of-use assets [3]	6,652	4,530
Assets held for separate accounts	111	125
Interest and fees receivable	5,301	5,506
Deferred tax assets	4,337	4,887
Prepaid expenses	343	560
of which cloud computing arrangement implementation costs	21	–
Failed purchases	1,643	1,283
Defined benefit pension and post-retirement plan assets	1,067	1,001
Other	3,463	4,482
Other assets	37,069	36,673
1 Included as of the end of 2019 and 2018 were CHF 800 million and CHF 687 million, respectively, in restricted loans, which represented collateral on secured borrowings.
2
As of the end of 2019 and 2018, real estate held-for-sale included foreclosed or repossessed real estate of CHF 9 million and CHF 13 million, respectively, of which CHF  9 million and CHF 10 million, respectively, were related to residential real estate.

3 Premises and equipment were previously presented separately in the consolidated balance sheet.
end of	2019	2018
Other liabilities (CHF million)
Cash collateral on derivative instruments	7,457	6,903
Cash collateral on non-derivative transactions	516	514
Derivative instruments used for hedging	48	8
Operating leases liabilities	2,388	–
Provisions	1,171	920
of which off-balance sheet risk	172	151
Restructuring liabilities	–	342
Liabilities held for separate accounts	111	125
Interest and fees payable	5,690	5,521
Current tax liabilities	658	907
Deferred tax liabilities	167	268
Failed sales	936	2,187
Defined benefit pension and post-retirement plan liabilities	455	518
Other	10,809	12,114
Other liabilities	30,406	30,327
Premises, equipment and right-of-use assets
end of	2019	2018
Premises and equipment (CHF million)
Buildings and improvements	1,413	1,595
Land	294	347
Leasehold improvements	1,712	1,752
Software	6,190	5,715
Equipment	1,162	1,136
Premises and equipment	10,771	10,545
Accumulated depreciation	(6,359)	(6,015)
Total premises and equipment, net	4,412	4,530
Right-of-use assets (CHF million)
Operating leases	2,240	–
Right-of-use assets	2,240	–
Total premises, equipment and right-of-use assets	6,652	4,530
Depreciation, amortization and impairment
end of	2019	2018	2017
CHF million
Depreciation on premises and equipment	844	745	770
Impairment on premises and equipment	3	8	33
Amortization and impairment on right-of-use assets	279	–	–
> Refer to “Note 22 – Leases” for further information on right-of-use assets.